2. Loans: Schedule of Loans and Financing Receivable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Gross	$ 485,149,825	$ 446,358,300
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	24,952,664	21,834,582
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, Gross	442,998,555	405,102,125
Financing Receivable, percent of portfolio	91.30%	90.80%
Financing Receivable, net charge-offs	24,475,597	21,240,441
Financing Receivable, percent net charge-offs	98.10%	97.30%
Real Estate Loans
Financing Receivable, Gross	20,006,101	20,340,475
Financing Receivable, percent of portfolio	4.10%	4.50%
Financing Receivable, net charge-offs	5,603	63,148
Financing Receivable, percent net charge-offs	0.00%	0.30%
Sales Finance Contracts
Financing Receivable, Gross	22,145,169	20,915,700
Financing Receivable, percent of portfolio	4.60%	4.70%
Financing Receivable, net charge-offs	$ 471,464	$ 530,993
Financing Receivable, percent net charge-offs	1.90%	2.40%